13F-HR/A
		Form 13F Holdings Report Amendment-Restatement

	                             UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     601102


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Advo Inc                    COMMON              007585102    11378   349009     X    SOLE                   349009
Advo Inc Jan 25 Put         OPTION              007585102       11     1086     X    SOLE                     1086
Allied Defense Group Inc    COMMON              019118108     3111   148035     X    SOLE                   148035
Armstrong World Industries  COMMON              04247X102     1586    37411     X    SOLE                    37411
Bausch & Lomb April 50 Put  OPTION              071707103      892     3794     X    SOLE                     3794
Bellsouth                   COMMON              079860102   128648  2715804     X    SOLE                  2715804
Cheniere Energy Inc         COMMON              16411R208     3241   112269     X    SOLE                   112269
Clear Channel Communication COMMON              184502102    52145  1467230     X    SOLE                  1467230
Comcast Corp-CL A           COMMON              20030N101       13      314     X    SOLE                      314
Continental Airlines Cls B  COMMON              210795308     6227   150946     X    SOLE                   150946
Crystal River Capital Inc   COMMON              229393202     5758   225535     X    SOLE                   225535
Digital Insight Corp        COMMON              25385P106    14501   376746     X    SOLE                   376746
Duke Energy Corp            COMMON              26441C105     3886   117012     X    SOLE                   117012
Elkcorp                     COMMON              287456107    51170  1245325     X    SOLE                  1245325
General Finance Corp        COMMON              369822200     1685   197054     X    SOLE                   197054
General Motors 4.5% 3/06/32 PREFERRED           370442741      594    23516     X    SOLE                    23516
Grubb & Ellis Realty Advsrs COMMON              400096103      765   135342     X    SOLE                   135342
Grubb & Ellis Realty Advsrs WARRANT             400096111       97   358020     X    SOLE                   358020
Harrah's Entertainment Inc  COMMON              413619107    94899  1147237     X    SOLE                  1147237
Icos Corp Jan 30 Put        OPTION              449295104        1      127     X    SOLE                      127
Kanbay International Inc    COMMON              48369P207    23283   809293     X    SOLE                   809293
Leap Wireless Intl Inc      COMMON              521863308    22731   382222     X    SOLE                   382222
LSI Logic Corp              COMMON              502161102    27343  3038057     X    SOLE                  3038057
Midwest Air Group Inc       COMMON              597911106     2170   188682     X    SOLE                   188682
NYSE Group Inc. Jan 100 Put OPTION              62949W103       63      106     X    SOLE                      106
NYSE Group March 100 Put    OPTION              62949W103      235      220     X    SOLE                      220
NYSE Group March 105 Put    OPTION              62949W103      321      231     X    SOLE                      231
NYSE Group March 110 Put    OPTION              62949W103    10154     5802     X    SOLE                     5802
NYSE Group March 95 Put     OPTION              62949W103      130      164     X    SOLE                      164
Portland General Electric   COMMON              736508847       27     1007     X    SOLE                     1007
Qualcomm Inc April 40 Call  OPTION              747525903     2217    10556     X    SOLE                    10556
Ram Energy Resources Inc    COMMON              75130P109      839   152238     X    SOLE                   152238
Redback Networks Inc        COMMON              757209507    44535  1785703     X    SOLE                  1785703
Resource America Inc-CL A   COMMON              761195205     9921   375792     X    SOLE                   375792
Resource Capital Corp       COMMON              76120W302    13873   818483     X    SOLE                   818483
Rinker Group Ltd-ADR        COMMON              76687M101      811    11409     X    SOLE                    11409
Rotech Medical Corp         COMMON              778901108       71    21697     X    SOLE                    21697
Southern Union Co           COMMON              844030106    10650   381031     X    SOLE                   381031
Swift Transportation Co Inc COMMON              870756103    10842   412724     X    SOLE                   412724
Swift Transprtn Jan 25 Put  OPTION              870756103        0        8     X    SOLE                        8
Tanox Inc                   COMMON              87588Q109    14768   742101     X    SOLE                   742101
Telus Corp                  COMMON              87971M202     7591   169975     X    SOLE                   169975
Trump Entertainment Resorts COMMON              89816T103     5733   314317     X    SOLE                   314317
Winthrop Realty Trust       COMMON              976391102      685    99929     X    SOLE                    99929
WR Grace & Co.              COMMON              38388F108    11501   580883     X    SOLE                   580883
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